Debt (Short-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Document Fiscal Year Focus	2014
Short-term debt and current portion of long-term debt
Short-term Debt	$ 167	$ 15
Short-term debt and current portion of long-term debt	167	15
Seven Year Term Loan Facility [Member]
Short-term debt and current portion of long-term debt
Current portion of 7-year term loan facility expires 2018	$ 17	15
Maturity period of debt instrument	7 years
Five Point Six Two Five Percent Senior Notes Due Two Thousand Fifteen [Member]
Short-term debt and current portion of long-term debt
Senior Notes, Current	$ 148	0
Fair Value Adjustment On Five Point Six Two Five Percentage Senior Notes Due Two Thousand Fifteen [Member]
Short-term debt and current portion of long-term debt
Senior Notes, Current	1	0
Term Loan Facility Expires Twenty Fifteen [Member]
Short-term debt and current portion of long-term debt
Current portion of 7-year term loan facility expires 2018	$ 1	$ 0
Maturity period of debt instrument	3 years